Related party transactions - Narrative (Details)				1 Months Ended	12 Months Ended
	Dec. 08, 2023 USD ($)	Jun. 23, 2022 shares	Jul. 28, 2021 USD ($)	Jul. 31, 2021 USD ($) shares	Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 shares	Nov. 08, 2023 USD ($)	Nov. 03, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Cost of sales					$ 2,778,222,000		$ 2,339,696,000	[1]	$ 1,332,569,000	[1]
Other operating income (expense), net					42,080,000		(305,000)	[1]	(50,716,000)	[1]
Borrowings					2,026,665,000		1,327,102,000
Loans received					1,923,755,000		1,300,108,000
Interest expense on credit facilities and financing obligations					116,190,000		33,331,000		11,681,000
Share capital					21,168,000		21,165,000	[2]
Other non-current interest-bearing liabilities					54,439,000		31,326,000	[2]
Other Noncurrent Financial Liabilities - Related Parties					1,413,257,000		43,643,000	[2]
Issuance to Convertible Note holders			$ 35,231,000	$ 35,231,000			0
Proceeds from sale of property, plant, and equipment					1,779,000	[3]	0	[3]	0
Property, plant and equipment					476,039,000		352,340,000	[2]
Intangible assets					1,368,259,000		1,344,772,000
Non-current lease liability					54,439,000		31,326,000
Polestar Incentive Plan
Disclosure of transactions between related parties [line items]
Lock-up period											180 days
Acquisition cost
Disclosure of transactions between related parties [line items]
Intangible assets					2,158,317,000		1,778,018,000		1,691,770,000
Additions					346,433,000		305,995,000
Acquired IP
Disclosure of transactions between related parties [line items]
Intangible assets					1,066,766,000		1,148,132,000
Acquired IP | Acquisition cost
Disclosure of transactions between related parties [line items]
Intangible assets					1,836,487,000		1,565,849,000		1,540,676,000
Additions					241,048,000		215,532,000
Class A Shares
Disclosure of transactions between related parties [line items]
Shares issued to convertible note holders (in shares) | shares		4,306,466		4,306,466,000
Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of transactions between related parties [line items]
Shares issued to convertible note holders (in shares) | shares		4,306,466
Number of shares issued (in shares) | shares		294,877,349
Related parties
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions					$ 138,674,000		$ 132,949,000		$ 134,966,000
Revenue from sale of goods, related party transactions, percentage of total revenue					0.059		0.054		0.100
Related parties | Class A Shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares) | shares					220,918,695
Floorplan facilities
Disclosure of transactions between related parties [line items]
Borrowings					$ 75,963,000		$ 5,409,000
Floorplan facilities | Related parties
Disclosure of transactions between related parties [line items]
Borrowings					44,877,000		17,132,000
Volvo Cars | Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares) | shares		1,117,390
Volvo Cars | Related parties
Disclosure of transactions between related parties [line items]
Borrowings					1,000,000,000		0
Undrawn borrowing facilities												$ 1,000,000,000	$ 800,000,000
Share capital													$ 350,000,000
Other non-current interest-bearing liabilities					0		0
Revenue from sale of goods, related party transactions					86,460,000		64,558,000		$ 79,646,000
Debt, Modified Carrying Value					1,007,194
Volvo Cars | Related parties | Secured Overnight Financing Rate
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis													4.90%
Volvo Cars | Floorplan facilities | Related parties
Disclosure of transactions between related parties [line items]
Borrowings					$ 44,877,000		17,132,000
Volvo Cars | Floorplan facilities | Related parties | Minimum
Disclosure of transactions between related parties [line items]
Borrowings, interest rate					2.00%
Volvo Cars | Floorplan facilities | Related parties | Maximum
Disclosure of transactions between related parties [line items]
Borrowings, interest rate					2.50%
Wuhan Lotus Cars Co., LTD.
Disclosure of transactions between related parties [line items]
Issuance to Convertible Note holders				$ 9,531,000
Wuhan Lotus Cars Co., LTD. | PS3 Tooling and Equipment
Disclosure of transactions between related parties [line items]
Property, plant and equipment	$ 149,470,000
Future changes or modifications cost	6,586,000
Obligation recognized	$ 131,737,000
Significant unobservable input, assets	0.052
Other contributed capital	$ 25,565,000
Wuhan Lotus Cars Co., LTD. | Related parties
Disclosure of transactions between related parties [line items]
Borrowings												250,000,000
Undrawn borrowing facilities												250,000,000
Other non-current interest-bearing liabilities												$ 0
Issuance to Convertible Note holders			$ 9,531,000
Revenue from sale of goods, related party transactions					$ 425,000		$ 0		$ 2,347,000
Wuhan Lotus Cars Co., LTD. | Related parties | PS3 Tooling and Equipment
Disclosure of transactions between related parties [line items]
Proceeds from sale of property, plant, and equipment	$ 156,056,000
Executive Management Team (“EMT”) And Managing Directors | Related parties | Polestar Incentive Plan
Disclosure of transactions between related parties [line items]
Shares acquired by the incentive plan participants (in shares) | shares											38,125,000
Executive Management Team (“EMT”) And Managing Directors | Related parties | Polestar | Polestar Incentive Plan
Disclosure of transactions between related parties [line items]
Proportion of ownership interests held by non-controlling interests											16.00%

[1]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.
[2]	1 - Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.
[3]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.